Shareholder Fees {- Fidelity SAI Sustainable Low Duration Income Fund}	Apr. 12, 2022 USD ($)
NF_08.31 Fidelity SAI Sustainable Low Duration Income Fund Retail Pro-01 | Fidelity SAI Sustainable Low Duration Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none